Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis Of Presentation	(a) Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Principles Of Consolidation
(b) Principles of consolidation: The accompanying consolidated financial statements include Navios Partners' wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners' consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.
Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of each subsidiary.
The accompanying consolidated financial statements include the following entities, owned and chartered-in vessels:

		Country of incorporation	Statements of operations
Company name	Vessel name		2016	2015	2014
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/18 - 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/07 - 12/31
Perigiali Navigation Limited(***)	Navios Beaufiks	Marshall Is.	12/30 - 12/31	—	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 - 12/31	1/01 - 12/31	8/29 - 12/31
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 - 12/31	1/01 - 12/31	10/28 -12/31
Dune Shipping Corp. (**)	MSC Cristina	Marshall Is.	1/01 - 12/31	4/22 - 12/31	—
Citrine Shipping Corporation	—	Marshall Is.	—	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	—	1/01 - 03/05	1/01 - 12/31
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	—	1/01 - 02/28	1/01 - 12/31
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 12/31	1/01 - 12/31	1/01 - 12/31
(*)       Not a vessel-owning subsidiary and only holds right to charter-in contracts.
(**)      The vessel has been classified as held for sale and was sold on January 12, 2017 (see Note 23).
(***)     The vessel was acquired on December 30, 2016 (see Note 6).

Equity method investments
(c)      Equity method investments: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Navios Partners evaluates its investments with equity method, for other than temporary impairment, on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects and (3) the intent and ability of the Company to retain its investments for a period of time sufficient to allow for any anticipated recovery in fair value.

Use Of Estimates
(d)      Use of Estimates: The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash And Cash equivalents
(e)      Cash and Cash equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

Restricted Cash
(f)      Restricted Cash: Restricted cash includes an amount of $2,228 held in retention and pledged accounts as required by Navios Partners' credit facilities and an amount of $5,500 held as security in the form of a letter of guarantee relating to the chartering of a vessel. As of December 31, 2016 and 2015, the restricted cash was $7,728 and $7,789, respectively.

Accounts Receivable, net
(g)      Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The allowance for doubtful accounts as of December 31, 2016 and 2015 was $0.

Vessels, net
(h)      Vessels, net: Vessels are stated at historical cost, which consists of the contract price and any material expenses incurred upon acquisition (improvements and delivery expenses). Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our drybulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. The management after considering current market trends for scrap rates and 10-year average historical scrap rates of the residual values of the Company's vessels, estimates scrap value at a rate of $340 per LWT.

Management estimates the useful life of drybulk and container vessels to be 25 and 30 years, respectively, from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Vessel held for sale
(i)      Vessel held for sale: Vessels are classified as “Vessel held for sale” when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale.

Deferred Drydock and Special Survey costs
(j)      Deferred Drydock and Special Survey costs: Navios Partners' vessels are subject to regularly scheduled drydocking and special surveys which are generally carried out every 30 or 60 months, depending on the vessels' ages to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For the years ended December 31, 2016, 2015 and 2014, the amortization expense was $6,381, $4,043 and $761, respectively.
In each of October 2013, August 2014, February 2015 and February 2016, Navios Partners amended its existing Management Agreement with the Manager, a subsidiary of Navios Holdings, to fix the fees for ship management services of its owned fleet at: (a) $4.10 daily rate per Ultra-Handymax vessel; (b) $4.20 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Container vessel of TEU 6,800; (e) $7.40 daily rate per Container vessel of more than TEU 8,000; and (f) $8.75 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2017. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence. Effective from August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.

Impairment of long lived assets
(k)      Impairment of long lived assets: Vessels, other fixed assets and other long lived assets held and used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In accordance with accounting for the “impairment or disposal of long-lived assets”, Navios Partners' management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each vessel and compared to the vessel carrying value of the vessel and related carrying value of the intangible with respect to the time charter agreement attached to that vessel. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.
During the fourth quarter of fiscal 2016, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners' long-lived assets may exist. These indicators included continued deterioration in the spot market, and the related impact of the current drybulk and container sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets was performed.

Navios Partners determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible assets, if applicable. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Navios Partners' remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates for  the first year and 10-year average historical one-year time charter rates for the remaining period, adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions and excluding days of scheduled off-hires, management fees fixed until December 2017 and thereafter assuming an increase of 3.0%  every second year and utilization rate of 98.6% based on the fleet's historical performance. The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and the intangible assets existed as of December 31, 2016, as the undiscounted projected net operating cash flows exceeded the carrying value.
In the event that impairment would occur, the fair value of the related asset would be determined and an impairment charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.
Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn, vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Partners to material impairment charges in the future.
As of December 31, 2016, an impairment loss of $27,201 was recognized in connection with the committed sale of the MSC Cristina and the Navios Apollon as the carrying amount of each asset group was not recoverable and exceeded its fair less costs to sell (see note 6 and note 7). The impairment loss was included under "Vessel impairment losses" in the consolidated Statements of Operations. Impairment loss recognized amounted to $27,201, $0 and $0 for the years ended December 31, 2016, 2015 and 2014, respectively.

Investments in Debt Securities
(l)       Investments in Debt Securities: The Company classifies its debt securities as held-to-maturity based on management's positive intent and ability to hold to maturity. These securities are reported at amortized cost, subject to impairment. Management evaluates securities for other than temporary impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its amortized cost. Consideration is given to: 1) if the Company intends to sell the security (that is, it has decided to sell the security); 2) it is more likely than not that the Company will be required to sell the security before the recovery of its (entire) amortized cost basis; or 3) a credit loss exists (that is, the Company does not expect to recover the entire amortized cost basis of the security (the present value of cash flows expected to be collected is less than the amortized cost basis of the security).

Deferred Financing Cost
(m)      Deferred financing cost: Deferred financing costs include fees, commissions and legal expenses associated with obtaining credit facilities and presented as a deduction from the corresponding liability, consistent with debt discounts. These costs are amortized over the life of the related facility using the effective interest rate method, and are included in interest expense. Amortization expense and write-offs of deferred financing cost, including amortization of debt discount, for each of the years ended December 31, 2016, 2015 and 2014 were $4,003, $3,727 and $3,091, respectively.

Intangible assets and liabilities
(n)      Intangible assets and liabilities: Navios Partners' intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires Navios Partners to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Partners' financial position and results of operations.
The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of operations in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. Management, after considering various indicators, performed on impairment test which included intangible assets as described in paragraph (k) above. As of December 31, 2016, there was no impairment of intangible assets.

Foreign currency translation
(o)      Foreign currency translation: Navios Partners' functional and reporting currency is the U.S. Dollar. Navios Partners engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Partners' wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations. The foreign currency gains/(losses) recognized in the accompanying consolidated statements of operations, in other income or expense, for each of the years ended December 31, 2016, 2015 and 2014 were $11, $19, and $13, respectively

Provisions
(p)      Provisions: Navios Partners, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred as of the balance sheed date and the likelihood of loss is deemed to be probable at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the accounting for contingencies, if Navios Partners has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Partners will accrue the lower amount of the range. Navios Partners, through the management agreement, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums to fund operating deficits incurred by the clubs (“additional calls”). Obligations for additional calls are accrued annually based on announcements made by the board of Directors of each Club at the end of each policy year pertaining to collection of any additional calls for the 'closed' policy year/s.

Segment Reporting
(q)      Segment Reporting: Navios Partners reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or vessel type. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

Revenue and Expense Recognition
(r)      Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from time charter of vessels.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. Voyage expenses are recognized as incurred. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average minimum lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement. Profit sharing for the years ended December 31, 2016, 2015 and 2014 amounted to $(9,123), $(2,559) and $205, respectively.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. Revenue for vessels operating in pooling arrangements amounted to $3,949, $0 and $0, for the years ended December 31, 2016, 2015 and 2014, respectively.
The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material.
Time charter and voyage expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.
Direct vessel expenses: Direct vessel expenses comprise the amortization related to drydock and special survey costs of certain vessels of Navios Partners' fleet.
Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014, February 2015 and February 2016, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.10 daily rate per Ultra-Handymax vessel; (b) $4.20 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Container vessel of TEU 6,800; (e) $7.40 daily rate per Container vessel of TEU 8,000; and (f) $8.75 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2017. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence.
General and administrative expenses: Pursuant to the Administrative Services Agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Deferred revenue: Deferred revenue primarily relates to cash received from charterers prior to it being earned and the compensation received for the future reduction in the daily hire rates payable by HMM. These amounts are recognized as revenue over the voyage or charter period.
Prepaid voyage costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the charter period.

Inventory: Inventories, which are comprised of bunkers due to freight voyages, are valued at cost as determined on the first-in, first-out basis.

Financial Instruments
(s)      Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, accounts receivables and accounts payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.
Financial risk management: Navios Partners' activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: Navios Partners closely monitors its exposure to customers and counter-parties for credit risk. Navios Partners has entered into the management agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Partners. When negotiating on behalf of Navios Partners' various vessel employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
Financial instruments that potentially subject Navios Partners to concentrations of credit risk are accounts receivable and cash and cash equivalents. Navios Partners does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.
For the year ended December 31, 2016, our most significant counterparties representing 10% or more of total revenues were Hyundai Merchant Marine Co., Ltd., Yang Ming Marine Transport Corporation and Mediterranean Shipping Co. S.A. which accounted for approximately 29.6%, 13.0% and 11.6%, respectively, of total revenues. For the year ended December 31, 2015, Navios Partners' customers representing 10% or more of total revenues were Hyundai Merchant Marine Co., Ltd., Navios Corporation and Yang Ming Marine Transport Corporation, which accounted for 24.0%, 17.4% and 11.4%, respectively, of total revenues. For the year ended December 31, 2014, Navios Partners' customers representing 10% or more of total revenues were Hyundai Merchant Marine Co., Ltd and Navios Corporation, which accounted for 24.4% and 11.0%, respectively, of total revenues. No other customers accounted for 10% or more of total revenues for any of the years presented.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income.

Cash Distribution
(t)      Cash Distribution: As per the Partnership Agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Available Cash: Generally means, for each fiscal quarter, all cash on hand at the end of the quarter:
•      less the amount of cash reserves established by the board of directors to:
•       provide for the proper conduct of the business (including reserve for Maintenance and Replacement Capital Expenditures)
•       comply with applicable law, any of Navios Partners' debt instruments, or other agreements; or
•       provide funds for distributions to the unitholders and to the general partner for any one or more of the next four quarters;
•       plus all cash on hand on the date of determination of Available Cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under any revolving credit or similar agreement used solely for working capital purposes or to pay distributions to partners.
Available Cash is a quantitative measure used in the publicly traded partnership investment community to assist in evaluating a partnership's ability to make quarterly cash distributions. Available Cash is not required by US GAAP and should not be considered as an alternative to net income or any other indicator of Navios Partners' performance required by US GAAP.

Maintenance and Replacement Capital Expenditures: Maintenance and Replacement capital expenditures are those capital expenditures required to maintain over the long-term the operating capacity of or the revenue generated by Navios Partners' capital assets, and expansion capital expenditures are those capital expenditures that increase the operating capacity of or the revenue generated by the capital assets. To the extent, however, that capital expenditures associated with acquiring a new vessel increase the revenues or the operating capacity of our fleet, those capital expenditures would be classified as expansion capital expenditures. As of December 31, 2016, 2015 and 2014, Maintenance and Replacement capital expenditures reserve approved by the Board of Directors was $11,899, $13,811 and $24,047, respectively.

Equity compensation expense
 (u)      Equity compensation expense: In December 2016, Navios Partners granted restricted common units for its directors which are based on service conditions only and vest over three years. The fair value of restricted units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met and are being accounted for as equity. The effect of compensation expense arising from the restricted units described above amounted to $93 as of December 31, 2016 and it is reflected in general and administrative expenses on the statements of operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2016. As of December 31, 2016, there is no compensating cost relating to service conditions of non-vested stock options which is not yet recognized.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In January 2017, FASB issued Accounting Standard Update No. 2017-01, “Business Combinations” to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In January 2017, FASB issued Accounting Standard Update No. 2017-03 "Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)." The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our Consolidate Financial Statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements.
In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This update addresses the classification and presentation of changes in restricted cash on the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In August 2016, FASB issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In March 2016, FASB issued Accounting Standards Update No. 2016-09, “Compensation—Stock Compensation (Topic 718)”, which simplifies several aspects of accounting for share-based compensation including the tax consequences, classification of awards as equity or liabilities, forfeitures and classification on the statement of cash flows. This update is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early application is permitted. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements.
In February 2016, FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases - capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016 - 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
In January 2016, FASB issued Accounting Standards Update No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this update require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement, for public business entities, to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity's other deferred tax assets. For public business entities, the update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.
In August 2014, FASB issued Accounting Standards Update No. 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern”. This standard requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The adoption of the new standard is not expected to have a material impact on Navios Partners' results of operations, financial position or cash flows.
In May 2014, FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016. In August 2015, FASB issued Accounting Standard Update No. 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company is currently assessing the impact that adopting this new accounting guidance will have its consolidated financial statements.